Employee Benefit Plans (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Components of net periodic benefit expense
Service cost		$ 35	$ 32	$ 23
Interest cost		64	62	60
Expected return on plan assets		(71)	(61)	(79)
Amortization of prior service cost (credit)		1	1	1
Amortization of net actuarial loss		35	43	13
Amortization of regulatory asset			1
Net periodic benefit expense		64	78	18
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net actuarial (gain) loss		71	(44)	565
Amortization of prior service (cost) credit		(1)	(1)	(1)
Amortization of net actuarial loss		(35)	(43)	(13)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)		35	(88)	551
Total recognized in net periodic benefit expense and other comprehensive income (loss)		99	(10)	569
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit)	1
Net actuarial loss	37
Other Postretirement Benefits [Member]
Components of net periodic benefit expense
Service cost		2	2	2
Interest cost		15	16	18
Expected return on plan assets		(9)	(9)	(13)
Amortization of prior service cost (credit)		(14)	(11)
Amortization of net actuarial loss		3	3
Amortization of regulatory asset		1	5	5
Net periodic benefit expense		(2)	6	12
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net actuarial (gain) loss		12	1	15
Prior service credit			(7)	(16)
Amortization of prior service (cost) credit		5	4	(1)
Amortization of net actuarial loss		(1)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)		16	(2)	(2)
Total recognized in net periodic benefit expense and other comprehensive income (loss)		14	4	10
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit)	(4)
Net actuarial loss	1
Amounts included in net regulatory assets associated with our FERC-regulated gas pipelines:
Prior service credits	(7)
Net actuarial loss	$ 3